FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	$ 109,495	$ 137,603
Restricted cash and investments	71,097	87,506
Marketable securities	1,390	1,235
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	263,298	268,992
4.5% Convertible Bond	215,000	215,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	109,495	137,603
Restricted cash and investments	71,097	87,506
Marketable securities	1,390	1,235
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,170	191,846
4.5% Convertible Bond	$ 149,963	$ 120,131